14. Deposits	12 Months Ended
Dec. 31, 2019
Deposits from customers [abstract]
Deposits
14.Deposits

	2019	2018
Judicial deposits	841,746	726,491
Maintenance deposits	830,282	647,057
Deposits in guarantee for leases agreements	296,327	238,747
Total	1,968,355	1,612,295

14.1. Judicial deposits

Judicial deposits represent guarantees of tax, civil and labor lawsuits, kept in court until the resolution of the disputes to which they are related. Part of the judicial deposits refers to civil and labor lawsuits arising from succession requests in lawsuits filed against Varig S.A. or also labor lawsuits filed by employees of third party service providers. Considering that Management does not believe that the Company is legally responsible for such claims and the release of the judicial deposits has been claimed. On December 31, 2019, the judicial deposits referring to the succession processes of Varig S.A. and third-party claims were R$115,390 and R$107,510, respectively (R$113,979 and R$76,415 on December 31, 2018).

GLA also has judicial deposits resulting from a lawsuit filed by the National Union of Airlines (“SNEA”) against the 72% increase in airport fares promoted by the Airspace Control Department (“DECEA”). On December 31, 2019, the amount deposited corresponds to R$239,929 (R$153,128 on December 31, 2018). The same amount is recorded in current liabilities under “Landing fies”.

14.2. Maintenance deposits

The Company makes deposits in US dollars for the maintenance of aircraft and engines, which will be used in future events as established in certain leases agreements.

Maintenance deposits do not exempt the Company, as a lessee, from contractual obligations related to the maintenance or the risk associated with operating activities. The Company has the right to choose to carry out the maintenance internally or through its suppliers.

The Company has two categories of maintenance deposits:

•      Maintenance Guarantee: Refers to one-time deposits that are refunded at the end of the leases, and can also be used in maintenance events, depending on negotiations with lessors. The balance of these deposits on December 31, 2019, was R$213,449 (R$249,080 on December 31, 2018).

•      Maintenance Reserve: Refers to amounts paid monthly based on the use of components and can be used in maintenance events as set by an agreement. On December 31, 2019, the balance referring to such reserves was R$616,833 (R$397,977 as of December 31, 2018

14.3. Deposits in guarantee for leases agreements

As required by the leasing agreements, the Company makes guarantee deposits (in US dollars) to the leasing companies, which can be fully redeemed at maturity.